Reportable segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of reportable segments

Operating segment items for the year ended December 31, 2023	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	913,912	892,151	5,180,114	175,223	279,050	27,040	7,467,490	7,467,490	—	7,467,490
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	913,912	892,151	5,180,114	175,223	279,050	27,040	7,467,490	7,467,490	—	7,467,490
Costs of sales	(691,509)	(355,717)	(2,955,669)	(141,351)	(219,597)	(28,593)	(4,392,436)	(4,392,436)	—	(4,392,436)
Administrative expenses	—	—	—	—	—	—	—	—	(175,765)	(175,765)
Finance expense	—	—	—	—	—	—	—	—	(138,402)	(138,402)
Depreciation and amortization expense	(70,342)	(53,140)	(124,010)	(15,232)	(18,006)	(57)	(280,787)	(280,787)	—	(280,787)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	593	593
Income before taxes	222,403	536,434	2,224,445	33,872	59,453	(1,553)	3,075,054	3,075,054	(268,036)	2,807,018
Income tax expense	—	—	—	—	—	—	—	—	(1,876,751)	(1,876,751)
Net income (loss)	222,403	536,434	2,224,445	33,872	59,453	(1,553)	3,075,054	3,075,054	(2,144,787)	930,267
Assets	—	—	—	—	—	—	—	—	10,778,837	10,778,837
Equity-accounted investees	—	—	—	—	—	—	—	—	86,417	86,417
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	2,785,385	2,785,385
Liabilities	—	—	—	—	—	—	—	—	6,301,408	6,301,408
Impairment loss of financial assets recognized in income							—	—	202	202
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(47,068)	(47,068)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	(196,639)	(196,639)
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,481,493)	(1,481,493)
Cash flows from financing activities	—	—	—	—	—	—	—	—	66,261	66,261

Operating segment items for the year ended December 31, 2022	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	1,172,334	754,339	8,152,939	165,200	437,180	28,586	10,710,578	10,710,578	—	10,710,578
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	1,172,334	754,339	8,152,939	165,200	437,180	28,586	10,710,578	10,710,578	—	10,710,578
Costs of sales	(722,261)	(282,100)	(3,636,852)	(112,247)	(193,581)	(26,912)	(4,973,953)	(4,973,953)	—	(4,973,953)
Administrative expenses	—	—	—	—	—	—	—	—	(142,644)	(142,644)
Finance expense	—	—	—	—	—	—	—	—	(86,651)	(86,651)
Depreciation and amortization expense	(63,321)	(53,734)	(88,510)	(14,724)	(24,043)	(126)	(244,458)	(244,458)	—	(244,458)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	20,159	20,159
Income before taxes	450,073	472,239	4,516,087	52,953	243,599	1,674	5,736,625	5,736,625	(250,129)	5,486,496
Income tax expense	—	—	—	—	—	—	—	—	(1,572,212)	(1,572,212)
Net income (loss)	450,073	472,239	4,516,087	52,953	243,599	1,674	5,736,625	5,736,625	(1,822,341)	3,914,284
Assets	—	—	—	—	—	—	—	—	10,819,101	10,819,101
Equity-accounted investees	—	—	—	—	—	—	—	—	54,386	54,386
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	1,757,581	1,757,581
Liabilities	—	—	—	—	—	—	—	—	5,887,100	5,887,100
Impairment loss of financial assets recognized in income							—	—	3,369	3,369
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(42,233)	(42,233)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	4,077,595	4,077,595
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(909,401)	(909,401)
Cash flows from financing activities	—	—	—	—	—	—	—	—	(2,002,969)	(2,002,969)

Operating segment items for the year ended December 31, 2021	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	908,815	437,931	936,121	132,011	416,592	30,845	2,862,315	2,862,315	—	2,862,315
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	908,815	437,931	936,121	132,011	416,592	30,845	2,862,315	2,862,315	—	2,862,315
Costs of sales	(646,930)	(240,341)	(494,794)	(109,067)	(253,125)	(27,951)	(1,772,208)	(1,772,208)	—	(1,772,208)
Administrative expenses	—	—	—	—	—	—	—	—	(118,893)	(118,893)
Finance expense	—	—	—	—	—	—	—	—	(84,626)	(84,626)
Depreciation and amortization expense	(58,808)	(41,215)	(65,014)	(13,743)	(35,290)	(169)	(214,239)	(214,239)	—	(214,239)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	11,132	11,132
Income before taxes	261,885	197,590	441,327	22,944	163,467	2,894	1,090,107	1,090,107	(248,886)	841,221
Income tax expense	—	—	—	—	—	—	—	—	(249,016)	(249,016)
Net income (loss)	261,885	197,590	441,327	22,944	163,467	2,894	1,090,107	1,090,107	(497,902)	592,205
Assets	—	—	—	—	—	—	—	—	7,180,201	7,180,201
Equity-accounted investees	—	—	—	—	—	—	—	—	39,824	39,824
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	152,663	152,663
Other Liabilities	—	—	—	—	—	—	—	—	3,964,230	3,964,230
Impairment loss of financial assets recognized in income	—	—	—	—	—	—	—	—	(235)	(235)
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(6,060)	(6,060)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	822,520	822,520
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,006,943)	(1,006,943)
Cash flows from financing activities	—	—	—	—	—	—	—	—	1,206,485	1,206,485

Items in the statement of comprehensive income for the year ended December 31,2023	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	913,912	892,151	5,180,114	175,223	279,050	27,040	—	7,467,490
Costs of sales	(691,509)	(355,717)	(2,955,669)	(141,351)	(219,597)	(28,593)	—	(4,392,436)
Gross profit	222,403	536,434	2,224,445	33,872	59,453	(1,553)	—	3,075,054
Other incomes by function	—	—	—	—	—	—	40,557	40,557
Administrative expenses	—	—	—	—	—	—	(175,765)	(175,765)
Other expenses by function	—	—	—	—	—	—	(93,400)	(93,400)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	202	202
Other losses	—	—	—	—	—	—	(2,254)	(2,254)
Financial income	—	—	—	—	—	—	122,726	122,726
Financial costs	—	—	—	—	—	—	(138,402)	(138,402)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	593	593
Exchange differences	—	—	—	—	—	—	(22,293)	(22,293)
Income before taxes	222,403	536,434	2,224,445	33,872	59,453	(1,553)	(268,036)	2,807,018
Income tax expense	—	—	—	—	—	—	(1,876,751)	(1,876,751)
Net income	222,403	536,434	2,224,445	33,872	59,453	(1,553)	(2,144,787)	930,267

Items in the statement of comprehensive income for the year ended December 31,2022	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	1,172,334	754,339	8,152,939	165,200	437,180	28,586	—	10,710,578
Costs of sales	(722,261)	(282,100)	(3,636,852)	(112,247)	(193,581)	(26,912)	—	(4,973,953)
Gross profit	450,073	472,239	4,516,087	52,953	243,599	1,674	—	5,736,625
Other incomes by function	—	—	—	—	—	—	9,854	9,854
Administrative expenses	—	—	—	—	—	—	(142,644)	(142,644)
Other expenses by function	—	—	—	—	—	—	(75,971)	(75,971)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	3,369	3,369
Other gains	—	—	—	—	—	—	117	117
Financial income	—	—	—	—	—	—	47,038	47,038
Financial costs	—	—	—	—	—	—	(86,651)	(86,651)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	20,159	20,159
Exchange differences	—	—	—	—	—	—	(25,400)	(25,400)
Income before taxes	450,073	472,239	4,516,087	52,953	243,599	1,674	(250,129)	5,486,496
Income tax expense	—	—	—	—	—	—	(1,572,212)	(1,572,212)
Net income	450,073	472,239	4,516,087	52,953	243,599	1,674	(1,822,341)	3,914,284

Items in the statement of comprehensive income for the year ended December 31,2021	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	908,815	437,931	936,121	132,011	416,592	30,845	—	2,862,315
Cost of sales	(646,930)	(240,341)	(494,794)	(109,067)	(253,125)	(27,951)	—	(1,772,208)
Gross profit	261,885	197,590	441,327	22,944	163,467	2,894	—	1,090,107
Other incomes by function	—	—	—	—	—	—	19,552	19,552
Administrative expenses	—	—	—	—	—	—	(118,893)	(118,893)
Other expenses by function	—	—	—	—	—	—	(60,605)	(60,605)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	(235)	(235)
Other losses	—	—	—	—	—	—	(2,638)	(2,638)
Financial income	—	—	—	—	—	—	4,668	4,668
Financial costs	—	—	—	—	—	—	(84,626)	(84,626)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	11,132	11,132
Exchange differences	—	—	—	—	—	—	(17,241)	(17,241)
Income before taxes	261,885	197,590	441,327	22,944	163,467	2,894	(248,886)	841,221
Income tax expense	—	—	—	—	—	—	(249,016)	(249,016)
Net income from continuing operations	261,885	197,590	441,327	22,944	163,467	2,894	(497,902)	592,205

Schedule of geographical areas

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue at December 31, 2023	169,681	210,299	828,112	783,611	5,475,787	7,467,490
Non-current assets at December 31, 2023
Investment accounted for under the equity method	—	22,490	42,726	17,657	3,544	86,417
Intangible assets other than goodwill	67,671	360	6,440	876	80,527	155,874
Goodwill	—	86	148	724	—	958
Property, plant and equipment, net	2,888,778	776	14,485	6,322	699,576	3,609,937
Right-of-use assets	32,359	19	3,716	8,619	28,480	73,193
Other non-current assets	60,363	18	—	5,099	308,220	373,700
Non-current assets	3,049,171	23,749	67,515	39,297	1,120,347	4,300,079

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2022	223,148	339,940	932,558	914,187	8,300,745	10,710,578
Non-current assets at December 31, 2022
Investment accounted for under the equity method	—	20,792	15,939	17,655	—	54,386
Intangible assets other than goodwill	75,666	428	6,497	1,345	82,400	166,336
Goodwill	—	86	158	723	—	967
Property, plant and equipment, net	2,269,923	743	14,978	4,506	436,688	2,726,838
Right-of-use assets	32,312	47	1,651	2,739	24,118	60,867
Other non-current assets	46,640	17	6	4,706	1,027	52,396
Non-current assets	2,424,541	22,113	39,229	31,674	544,233	3,061,790

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2021	219,648	326,287	482,765	558,002	1,275,613	2,862,315
Non-current assets at December 31, 2021
Investment accounted for under the equity method	—	8,683	15,242	15,899	—	39,824
Intangible assets other than goodwill	89,019	496	6,996	1,809	81,338	179,658
Goodwill	22,979	86	11,531	—	—	34,596
Property, plant and equipment, net	1,815,997	671	11,380	3,704	180,473	2,012,225
Right-of-use assets	29,803	68	2,040	3,351	17,346	52,608
Other non-current assets	27,626	16	6	3,950	1,889	33,487
Non-current assets	1,985,424	10,020	47,195	28,713	281,046	2,352,398